Related Party and Other Transactions	9 Months Ended	12 Months Ended
	Aug. 31, 2015	Nov. 30, 2014
Related Party and Other Transactions
Related Party and Other Transactions

NOTE 8 — RELATED PARTY TRANSACTIONS

Joe Dahan

Since the acquisition of the Joe’s® brand as a result of a merger in October 2007 through February 18, 2013, Mr. Dahan was entitled to a certain percentage of our gross profit in any applicable fiscal year until October 2017.  At the time of the acquisition, pursuant to ASC 805 — Business Combinations, we assessed this original contingent consideration arrangement as compensatory and expensed such amounts over the term of the earn out period at the defined percentage amounts.

On February 18, 2013, we entered into a new agreement with Mr. Dahan that fixed the overall amount to be paid by us for the remaining months of year six through year 10 in the original merger agreement at $9,168,000 through weekly installment payments beginning on February 22, 2013 until November 27, 2015. In the first quarter of fiscal 2013, we recorded a charge of $8,732,000 as contingent consideration buy-out expense in connection with this agreement. This amount represented the net present value of the total fixed amount that Mr. Dahan would receive. The entire amount was expensed during the first quarter of fiscal 2013 as the amount payable represented a present obligation due to Mr. Dahan. On September 30, 2013, in connection with entry into new credit facilities relating to the acquisition of Hudson, Mr. Dahan, CIT, Garrison and all of our loan parties entered into an earn out subordination agreement, which provides, among other things, that any payment, whether in cash, in kind, securities or any other property, in connection with the our obligations to Mr. Dahan is expressly junior and subordinated in right of payment to all amounts due and owing upon any indebtedness outstanding under the revolving credit facility and the term loan facility. We were permitted to make certain amounts of weekly installment payments of our obligations in the absence of an insolvency proceeding or any event of default under the revolving credit agreement or the term loan credit agreement. As a result of our default under the revolving credit agreement or the term loan credit agreement, we did not make any payments to Mr. Dahan during fiscal 2015.  In connection with the Asset Sale, Mr. Dahan was repaid a portion of the payments owed to him and the remainder is expected to be paid at the closing of the Merger and Merger Transactions.

See “Note 12 — Commitments and Contingencies - Contingent Consideration Payments, Buy Out Agreement and Earnout Subordination Agreement” for a further discussion on these agreements with Mr. Dahan and “Note 2 — Subsequent Events” for a discussion of Mr. Dahan’s termination of employment and resignation from our Board of Directors.

Ambre Dahan

In January 2013, we entered in to a consulting arrangement with Ambre Dahan, the spouse of Mr. Dahan, for design director services that paid her $175,000 per annum on a bi-weekly basis. For the three months ended August 31, 2015 and 2014, we paid Ms. Dahan $0 and $47,000, and for the nine months ended August 31, 2015 and 2014, we paid Ms. Dahan $0 and $135,000, respectively, under this arrangement. This arrangement was terminated effective as of November 17, 2014.

Albert Dahan

In October 2011, we entered into an agreement with Ever Blue LLC (“Ever Blue”), an entity for which Albert Dahan is the sole member, for the sale of children’s products.  Ever Blue has an exclusive right to produce, distribute and sell children’s products bearing the Joe’s® brand on a worldwide basis, subject to certain limitations on the channels of distribution.  In exchange for the license, Ever Blue pays to us a royalty on net sales with certain guaranteed minimum sales for each term.  In connection with this agreement, we provided initial funding to Ever Blue for inventory purchases, which such amount has been repaid in full.  For the three months ended August 31, 2015 and 2014, we recognized $0 and $52,000, respectively, in royalty income under the license agreement.  For the nine months ended August 31, 2015 and 2014, we recognized $45,000 and $360,000, respectively, in royalty income under the license agreement.

Peter Kim

We have entered into several agreements, including a stock purchase agreement, a convertible note, a registration rights agreement, an employment agreement and a non-competition agreement with Peter Kim, Chief Executive Officer of our Hudson subsidiary, in connection with the acquisition of Hudson. See “Note 14 - Debt” for a further discussion of those agreements.  In connection with the Merger, we entered into the Rollover Agreement, the Employment Agreement and the Non-Competition Agreement. For a description of those agreements see  “Note 2 - Subsequent Events”

Employment Agreements with Officers and Directors

We have entered into employment agreements with Marc Crossman, our former President and Chief Executive Officer, Joe Dahan, our former Creative Director, Peter Kim, our Chief Executive Office of our Hudson subsidiary, and Hamish Sandhu, our Chief Financial Officer. Mr. Dahan was also a member of our Board of Directors until September 11, 2015.

Marc Crossman

On May 30, 2008, we entered into an employment agreement with Mr. Crossman to serve as our President and Chief Executive Officer. The employment agreement was effective as of December 1, 2007, the commencement of our 2008 fiscal year, had an initial term of two years and automatically renewed for additional two year periods on December 1, 2009, December 1, 2011 and December 1, 2013, respectively. The employment agreement continues to automatically renew for additional two year periods if neither we nor Mr. Crossman provides 180 days’ advanced notice of non-renewal prior to the end of the term or upon the occurrence of a change in control. Under the employment agreement, Mr. Crossman is entitled to an annual salary of $429,300, an annual discretionary bonus targeted at 50 percent of his base salary based upon the achievement of financial and other performance criteria that the Compensation and Stock Option Committee of the Board of Directors, or Compensation Committee, may deem appropriate in its sole and absolute discretion, an annual grant of equity compensation pursuant to our stock incentive plans, life and disability insurance policies paid on his behalf and other discretionary benefits that the Compensation Committee may deem appropriate in its sole and absolute discretion. The employment agreement provides for severance payment of up to two years if terminated under certain circumstances.

On January 19, 2015, our Board of Directors accepted the resignation of Mr. Crossman. The Board and Mr. Crossman also agreed that Mr. Crossman would become a consultant for a period of twelve (12) months pursuant to a consulting agreement. In exchange for a release of all claims related to Mr. Crossman’s employment and the provision of consulting services by Mr. Crossman, we have agreed to pay Mr. Crossman the following: (i) payment of $35,775 per month for a period of twelve (12) months; (ii) acceleration of the unvested equity awards previously granted to Mr. Crossman; (iii) granted him restricted common stock in the amount of 600,000 shares that vest 1/12th on a monthly basis over the twelve (12) month period; and (iv) agreed to reimburse him for health and dental COBRA payments for a period of twelve (12) months or until he is eligible for coverage under a successor employer’s group health plan.

Joe Dahan

On October 25, 2007, we entered into an employment agreement for Mr. Dahan to serve as Creative Director for the Joe’s brand. The initial term of employment was for five years, or until October 25, 2012, and then automatically renewed for successive one year periods unless terminated earlier in accordance with the agreement. Under the employment agreement, Mr. Dahan is entitled to an annual salary of $300,000 and other discretionary benefits that the Compensation Committee may deem appropriate in its sole and absolute discretion. The employment agreement provides for severance payment of up to one year if terminated under certain circumstances.  In connection with the separation and mutual release agreement entered into with Mr. Dahan, we agreed to pay him severance from September 11, 2015 until October 25, 2015.  See “Note 2 — Subsequent Events” for a discussion of the agreement.

Peter Kim

On September 30, 2013, we entered into an employment agreement with Mr. Kim to serve as Chief Executive Officer of our Hudson subsidiary for a term of three years. Under the employment agreement, Mr. Kim is entitled to a base salary of $500,000 per year and is also eligible to receive an annual discretionary bonus targeted at 50 percent of his base salary, based on the satisfaction of criteria and performance standards as established in advance and agreed to by Mr. Kim and the Compensation Committee. Mr. Kim is also entitled to other discretionary benefits that the Compensation Committee may deem appropriate in its sole and absolute discretion. The employment agreement provides for severance payment of up to one year if terminated under certain circumstances.  In connection with the Merger, we entered into the Employment Agreement and Non-Competition Agreement with Mr. Kim to be effective upon the completion of the Merger. See “Note 2 — Subsequent Events” for details of the agreement.

Hamish Sandhu

On July 2, 2015, we entered into an employment agreement with Mr. Sandhu to serve as our Chief Financial Officer for a term of one year with automatic renewal for successive one year periods unless terminated earlier in accordance with the agreement or advanced notice of non-renewal 90 days before the expiration of the current term. Under the employment agreement, Mr. Sandhu is entitled to a an annual salary of $325,000 and other cash and non-cash compensation, including an annual discretionary cash and equity bonus of not less than 10 percent of his base salary based upon the achievement of financial and other performance criteria as set forth in the employment agreement, premiums for health insurance paid on his behalf and for his family and life and disability insurance policies paid on his behalf.  The employment agreement provides for severance payment of up to one year if terminated under certain circumstances.

16. Related Party and Other Transactions

Joe Dahan

        Since the acquisition of the Joe's® brand as a result of a merger in October 2007 through February 18, 2013, Mr. Dahan was entitled to a certain percentage of our gross profit in any applicable fiscal year until October 2017. At the time of the acquisition, pursuant to ASC 805—Business Combinations, we assessed this original contingent consideration arrangement as compensatory and expensed such amounts over the term of the earn out period at the defined percentage amounts. For the fiscal years ended 2013 and 2012, expenses of $311,000 and $1,862,000, respectively, were recorded in the statement of net (loss) income and comprehensive (loss) income related to the contingent consideration expense made to Mr. Dahan under the original agreement.

        On February 18, 2013, we entered into a new agreement with Mr. Dahan that fixed the overall amount to be paid by us for the remaining months of year six through year 10 in the original merger agreement at $9,168,000 through weekly installment payments beginning on February 22, 2013 until November 27, 2015. In the first quarter of fiscal 2013, we recorded a charge of $8,732,000 as contingent consideration buy-out expense in connection with this agreement. This amount represented the net present value of the total fixed amount that Mr. Dahan would receive. The entire amount was expensed during the first quarter of fiscal 2013 as the amount payable represented a present obligation due to Mr. Dahan. On September 30, 2013, in connection with entry into new credit facilities relating to the acquisition of Hudson, Mr. Dahan, CIT, Garrison and all of our loan parties entered into an earn out subordination agreement, which provides, among other things, that any payment, whether in cash, in kind, securities or any other property, in connection with the our obligations to Mr. Dahan is expressly junior and subordinated in right of payment to all amounts due and owing upon any indebtedness outstanding under the Revolving Credit Agreement and the Term Loan Credit Agreement. We are permitted to make certain amount of weekly installment payments of our obligations in the absence of an insolvency proceeding or any event of default under the Revolving Credit Agreement or the Term Loan Credit Agreement. In connection with the Asset Sale, Mr. Dahan was repaid a portion of the buy-out payment owed to him and the remainder is expected to be paid at the closing of the Merger and Merger Transactions.

        See "Note 14—Commitments and Contingencies—Contingent Consideration Payments, Buy Out Agreement and Earnout Subordination Agreement" for a further discussion on these agreements with Mr. Dahan.

Ambre Dahan

        In January 2013, we entered in to a consulting arrangement with Ambre Dahan, the spouse of Mr. Dahan, for design director services that pays her $175,000 per annum on a bi-weekly basis. For the fiscal year ended 2014, we paid Ms. Dahan $175,000 under this arrangement. This arrangement was terminated effective as of November 17, 2014. Mr. Dahan is not a party to this arrangement, and we do not consider this arrangement material to us.

Albert Dahan

        In April 2009, we entered into a commission-based sales agreement with Albert Dahan, brother of Mr. Dahan, for the sale of our products into the off-price channels of distribution. Under the agreement, Mr. Albert Dahan is entitled to a commission for purchase orders entered into by us where he acts as a sales person. The agreement may be terminated at any time for any reason or no reason with or without notice. For the fiscal year ended 2014 there were no payments made to Mr. Albert Dahan under this arrangement. For fiscal years ended 2013 and 2012, payments of $453,000 and $573,000, respectively, were made to Mr. Albert Dahan under this arrangement.

        In October 2011, we entered into an agreement with Ever Blue LLC, or Ever Blue, an entity for which Albert Dahan is the sole member, for the sale of children's products. Ever Blue has an exclusive right to produce, distribute and sell children's products bearing the Joe's® brand on a worldwide basis, subject to certain limitations on the channels of distribution. In exchange for the license, Ever Blue pays to us a royalty on net sales with certain guaranteed minimum sales for each term. In connection with this agreement, we provided initial funding to Ever Blue for inventory purchases, which such amount has been repaid in full. For the fiscal years ended 2014, 2013 and 2012, we recognized $504,000, $612,000 and $296,000, respectively in royalty income under the license agreement.

Peter Kim

        We have entered into several agreements, including a stock purchase agreement, a convertible note, a registration rights agreement, an employment agreement and a non-competition agreement with Peter Kim in connection with the acquisition of Hudson and as part of our subsequent events. See "Note 2—Subsequent Events," "Note 5—Acquisition of Hudson" and "Note 10—Debt" for a further discussion of those agreements.

Employment Agreements with Officers and Directors

        We have entered into employment agreements with Marc Crossman, our former President and Chief Executive Officer, Joe Dahan, our former Creative Director and Peter Kim, our Chief Executive Office of our Hudson subsidiary. Mr. Dahan and Mr. Kim were also members of our Board of Directors during fiscal 2014.

Marc Crossman

        On May 30, 2008, we entered into an employment agreement with Mr. Crossman to serve as our President and Chief Executive Officer. The employment agreement was effective as of December 1, 2007, the commencement of our 2008 fiscal year, had an initial term of two years and automatically renewed for additional two year periods on December 1, 2009, December 1, 2011 and December 1, 2013, respectively. The employment agreement continues to automatically renew for additional two year periods if neither we nor Mr. Crossman provides 180 days' advanced notice of non-renewal prior to the end of the term or upon the occurrence of a change in control. Under the employment agreement, Mr. Crossman is entitled to an annual salary of $429,300, an annual discretionary bonus targeted at 50 percent of his base salary based upon the achievement of financial and other performance criteria that the Compensation Committee of the Board of Directors may deem appropriate in its sole and absolute discretion, an annual grant of equity compensation pursuant to our stock incentive plans, life and disability insurance policies paid on his behalf and other discretionary benefits that the Compensation Committee of the Board of Directors may deem appropriate in its sole and absolute discretion. The employment agreement provides for severance payment of up to two years if terminated under certain circumstances.

        On January 19, 2015, our Board of Directors accepted the resignation of Mr. Crossman. The Board and Mr. Crossman also agreed that Mr. Crossman would become a consultant for a period of twelve (12) months pursuant to a Consulting Agreement. In exchange for a release of all claims related to Mr. Crossman's employment and the provision of consulting services by Mr. Crossman, we have agreed to pay Mr. Crossman the following: (i) payment of $35,775.00 per month for a period of twelve (12) months, (ii) acceleration of the unvested equity awards previously granted to Mr. Crossman, (iii) granted him restricted common stock in the amount of 600,000 shares that vest 1/12th on a monthly basis over the twelve (12) month period, and (iv) agreed to reimburse him for health and dental COBRA payments for a period of twelve (12) months or until he is eligible for coverage under a successor employer's group health plan.

Joe Dahan

        On October 25, 2007, we entered into an employment agreement for Mr. Dahan to serve as Creative Director for the Joe's brand. The initial term of employment was for five years, or until October 25, 2012, and then automatically renewed for successive one year periods unless terminated earlier in accordance with the agreement. Under the employment agreement, Mr. Dahan was entitled to an annual salary of $300,000 and other discretionary benefits that the Compensation Committee of the Board of Directors may deem appropriate in its sole and absolute discretion. The employment agreement provided for severance payment of up to one year if terminated under certain circumstances. In connection with the separation and mutual release agreement entered into with Mr. Dahan, we agreed to pay him severance from September 11, 2015 until October 25, 2015. See "Note 2—Subsequent Events" for a discussion of the agreement.

Peter Kim

        On September 30, 2013, we entered into an employment agreement with Mr. Kim to serve as Chief Executive Officer of our Hudson subsidiary for a term of three years. Under the employment agreement, Mr. Kim is entitled to a base salary of $500,000 per year and is also eligible to receive an annual discretionary bonus targeted at 50 percent of his base salary, based on the satisfaction of criteria and performance standards as established in advance and agreed to by Mr. Kim and the Compensation Committee of the Board of Directors. Mr. Kim is also entitled to other discretionary benefits that the Compensation Committee of the Board of Directors may deem appropriate in its sole and absolute discretion. The employment agreement provides for severance payment of up to one year if terminated under certain circumstances. In connection with the Merger, we entered into the Employment Agreement and Non-Competition Agreement with Mr. Kim to be effective upon the completion of the Merger. See "Note 2—Subsequent Events" for details of the agreement.